Provisions - Provisions by Segment (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions	€ 1,894	€ 2,316
Dismantling of assets
Disclosure of other provisions [line items]
Other provisions	677	943	€ 909
Telefónica Spain | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	6	6
Telefónica Germany | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	503	421
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	686	898
Telefónica Brazil | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	64	141
Telefónica United Kingdom | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	0	89
Telefónica Hispam | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	99	120
Telxius Group | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	0	164
Other companies | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	€ 5	€ 2